Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses and other items. Loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

A deferred tax asset at each date has been offset by a 100% valuation allowance.

The Company files a United States federal income tax return and a Canadian branch return on a calendar year basis. The Company and its wholly-owned subsidiary, Sunshine Biopharma Canada Inc., have not generated taxable income since inception.

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur. The Company accounts for income taxes pursuant to ASC 740.

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses and other items. Loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

The Company follows FASB Statement Accounting Standards Codification No. 740, “Accounting for Income Taxes”, which requires, among other things, an asset and liability approach to calculating deferred income taxes. The components of the deferred income tax assets and liabilities arising under ASC No. 740 were as follows:

There were no deferred income taxes at December 31, 2017 and 2016.

The types of temporary differences between the tax basis of assets and their financial reporting amounts that give rise to a significant portion of the deferred assets and liabilities are as follows:

	December 31, 2017		December 31, 2016
	Temporary Difference	Tax Effect	Temporary Difference	Tax Effect
Deferred tax assets:
Net operating loss US	$10,611,921	$3,932,778	$9,609,340	$3,561,221
Net operating loss Canada	266,498	71,421	202,188	46,099
Total	10,878,419	4,004,199	9,811,528	3,607,320

Valuation allowance	(10,878,419)	(4,004,199)	(9,811,528)	(3,607,320)

Total deferred tax asset	-0-	-0-	-0-	-0-

Net deferred tax asset	$-0-	$-0-	$-0-	$-0-

Deferred income taxes arise from the temporary differences between financial statement and income tax recognition of net operating losses. These loss carryovers are limited under the Internal Revenue Code should a significant change in ownership occur.

At December 31, 2017 and December 31, 2016, the Company had approximately $10,611,921 and $9,609,340, respectively in unused federal net operating loss carryforwards, which begin to expire principally in the year 2029. A deferred tax asset at each date of approximately $3,950,013 and $3,607,320 resulting from the loss carryforwards has been offset by a 100% valuation allowance. The change in the valuation allowance for the period ended December 31, 2017 and December 31, 2016 was approximately $342,693and $521,180, respectively.

A reconciliation of the U.S. statutory federal income tax rate to the effective tax rate is as follows:

	December 31,
	2017	2016
U.S. Federal statutory graduated rate	34.00%	34.00%
S tate income tax rate, net of federal benefit	3.06%	3.06%
Net rate	37.06%	37.06%

Net operating loss used	0.00%	0.00%
Net operating loss for which no tax benefit is currently available	-37.06%	-37.06%
	0.00%	0.00%

The Company’s income tax filings are subject to audit by various taxing authorities. The Company’s open audit periods are 2014, 2015, and 2016, although, the statute of limitations for the 2014 tax year will expire effective March 15, 2018. In evaluating the Company’s provisions and accruals, future taxable income, and reversal of temporary differences, interpretations and tax planning strategies are considered.